United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, December 31, 2005
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		BMI Capital Corporation
Address: 	570 Lexington Avenue
               	New York, NY 10022

13F File Number:  28-1195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Vice President
Phone: 	212-702-6603

Signature, Place, and Date of Signing:

Rozanne Collura

January 5, 2006
Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     99479 (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Communications Techno COM              007511108        0   200000 SH       SOLE                                     200000
Air Products & Chemicals Inc   COM              009158106      201     3400 SH       SOLE                                       3400
Alexander & Baldwin Inc        COM              014482103      250     4600 SH       SOLE                                       4600
Alliant Techsystems            COM              018804104      467     6136 SH       SOLE                                       6136
Ampal Amer Israel Cl A         COM              032015109      378    96000 SH       SOLE                                      96000
Anglogold Ashanti Adr          COM              035128206      395     8000 SH       SOLE                                       8000
Apartment Inv & Mgmt           COM              03748r101      250     6600 SH       SOLE                                       6600
Apex Silver Mines Ltd          COM              G04074103    26770  1683645 SH       SOLE                                    1683645
Archon Corp                    COM              03957p101     6269   162400 SH       SOLE                                     162400
Assoc 1st Cap Res Vlu Obl      COM              046008207        0  1027860 SH       SOLE                                    1027860
Cas Medical Systems Inc New    COM              124769209    14803  1711325 SH       SOLE                                    1711325
Cattlesale Company             COM              149479107        2   286599 SH       SOLE                                     286599
Chesapeake Energy Corp         COM              165167107      252     7950 SH       SOLE                                       7950
Doral Financial Corp           COM              25811P100      331    31200 SH       SOLE                     2400             28800
Firstenergy Corp               COM              337932107      289     5894 SH       SOLE                                       5894
Fpl Group Inc                  COM              302571104      474    11400 SH       SOLE                                      11400
Gold Fields Ltd New Sponsored  COM              38059t106      479    27180 SH       SOLE                                      27180
Gruppo Tmm Sa                  COM              40051D105       39    10000 SH       SOLE                                      10000
Ingersoll Rand Co Ltd Cl A     COM              g4776g101      202     5000 SH       SOLE                                       5000
Isco International Inc.        COM              46426p103        5    16500 SH       SOLE                                      16500
Liberty Property Trust-Sbi     COM              531172104      214     5000 SH       SOLE                                       5000
Meltronix Inc                  COM              585730104        0    12000 SH       SOLE                                      12000
Merck & Co Inc                 COM              589331107      318    10000 SH       SOLE                                      10000
Mfs Intermediate Income        COM              55273c107      141    22600 SH       SOLE                                      22600
Newmont Mining Corp Holding Co COM              651639106    40745   763010 SH       SOLE                                     763010
Patent Litigation Tr           COM              703044107        1   319746 SH       SOLE                                     319746
Post Properties Inc            COM              737464107      240     6000 SH       SOLE                                       6000
Progress Energy Inc            COM              743263105      218     4974 SH       SOLE                                       4974
Putnm Mastr I Inc Tr Sbi       COM              746909100      121    20000 SH       SOLE                                      20000
Randgold & Exploration Co Spon COM              753009307       17    15000 SH       SOLE                                      15000
Sonasight Inc                  COM              83568G104      391    11166 SH       SOLE                                      11166
Streettracks Gold Trust        COM              863307104     1277    24750 SH       SOLE                                      24750
Telesp Cellular Participacoes  COM              87952l108       38    10000 SH       SOLE                                      10000
Timken Co                      COM              887389104      224     7000 SH       SOLE                                       7000
Truly International Holdings L COM              g91019102       26    20000 SH       SOLE                                      20000
Velocity Express Corporation N COM              92257t608     1493   711150 SH       SOLE                                     711150
Whole Foods Market Inc         COM              966837106      255     3300 SH       SOLE                                       3300
Archon Corp Pfd Conv Exch                       03957p200     1737   365700 SH       SOLE                                     365700
Alliancebernstein Bond Fund U  MF               018528406      100 14391.895SH       SOLE                                  14391.895
Davis Series Inc Government Bo MF               239103807       67 12254.865SH       SOLE                                  12254.865